Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
EXPENSES
Accounting, audit, and legal	$ 25,291	$ 34,818
Consulting expense	72,885	93,643
Finders fees	0	20,564
Filing and transfer agent fees	6,285	4,375
Management fees	64,520	43,917
Stock-based compensation	0	60,000
Travel and administration expenses	170	3,227
Marketing	4,398	15,621
Bank charges	231	12,990
Project development costs	17,524	0
Total expenses	191,304	289,155
Profit (loss) before other items	(191,304)	(289,155)
Foreign exchange (loss) gain	12,161	3,409
Accretion expense	58,589	0
Interest expense	5,576	0
Change in fair value on derivative instruments	57,109	0
Net profit (loss) for the period	(324,739)	(285,746)
Other comprehensive income	0	0
Net comprehensive loss for the period	(324,739)	(285,746)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(305,426)	(285,746)
Non-controlling interest	$ (19,313)	$ 0
Weighted average number of shares outstanding	720,781,371	227,694,370
Basic and diluted (loss) profit per share	$ (0.0005)	$ (0.001)